Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$ 140,343	$ 45,486	$ (149,451)
Non-cash charges and credits:
Depreciation and amortization	119,777	120,394	126,853
Loss from derivative instruments	10,490	5,183	2,297
Amortization and accrual of letter of credit fees and deferred financing costs	5,342	4,247	3,505
Deferred income taxes	(15,449)	(16,066)	471
Foreign currency exchange results	(6,940)	4,031	35,928
Accrued net share-based compensation expense	6,089	758	1,360
Impairment of long-lived assets and goodwill	1,171	1,573	7,721
Write-off of property and equipment	3,143	3,095	4,501
Gain on contribution of businesses in equity method investment	0	(8,501)	0
Others, net	(2,845)	5,279	(10,435)
Changes in assets and liabilities:
Accounts payable	111,958	78,201	(23,993)
Accounts and notes receivable and other receivables	(56,790)	(4,689)	(13,210)
Inventories, prepaid and other assets	(33,173)	(38,655)	(25,032)
Income taxes payable	18,637	41,530	(5,825)
Other taxes payable	8,874	14,211	13,014
Accrued payroll and other liabilities and provision for contingencies	32,873	29,992	16,755
Royalties payable to McDonald’s Corporation	5,457	(27,167)	28,981
Others	(3,520)	(858)	2,526
Net cash provided by operating activities	345,437	258,044	15,966
Investing activities
Property and equipment expenditures	(217,115)	(114,999)	(86,311)
Purchases of restaurant businesses paid at acquisition date	(4,800)	(185)	(3,833)
Proceeds from sales of property and equipment, restaurant businesses and related advances	2,714	1,987	800
Acquisitions of short-term investments	(41,083)	0	0
Other investing activity	635	4,918	638
Net cash used in investing activities	(259,649)	(108,279)	(88,706)
Financing activities
Collection of derivative instruments	0	23,240	0
Dividend payments to Arcos Dorados Holdings Inc. shareholders	(31,587)	(21)	(10,220)
Net short-term borrowings	359	0	(10,578)
Payments of other long term debt	(8,327)	(2,573)	(2,185)
Other financing activities	(6,964)	(3,977)	(4,383)
Net cash (used in) provided by financing activities	(59,978)	(17,926)	126,009
Effect of exchange rate changes on cash and cash equivalents	(37,703)	(18,998)	(9,160)
(Decrease) increase in cash and cash equivalents	(11,893)	112,841	44,109
Cash and cash equivalents at the beginning of the year	278,830	165,989	121,880
Cash and cash equivalents at the end of the year	266,937	278,830	165,989
Supplemental cash flow information:
Interest	56,370	52,578	57,066
Income tax	78,935	34,543	22,502
Non-cash investing and financing activities:
Stock dividend distribution to Arcos Dorados Holdings Inc.’ Shareholders, at cost	0	20,180	20,453
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	816	0	1,606
Contribution of businesses in equity method investment	0	11,012	0
2027 Notes
Financing activities
Issuance of notes	0	0	153,375
Repayments of senior notes	(159,034)	(18,364)	0
2023 Notes
Financing activities
Repayments of senior notes	(192,380)	(16,231)	0
2029 Notes
Financing activities
Issuance of notes	349,969	0	0
Repayments of senior notes	$ (12,014)	$ 0	$ 0